Organization and Principal Activities - Financial information of consolidated VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Revenues	[1]	¥ 785,707	¥ 1,030,331	¥ 1,208,845
Variable Interest Entity
Variable Interest Entity [Line Items]
Revenues		376,120	487,323	521,414
Variable Interest Entity | Consolidated Entities
Variable Interest Entity [Line Items]
Revenues		26,400	27,000	11,000
Technical service fees		¥ 13,500	¥ 16,800	¥ 17,400

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):